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       Investments(R)







                                                 December 1, 2005

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Series Trust IV (the "Trust")
     (File Nos. 333-126384 and 811-21781)
     CIK No. 0001331854

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectuses relating to the offering of the Trust's Class A, B, C shares prospectuses and Class Y shares prospectuses for each of the following series of the Trust: Pioneer Classic Balanced Fund, Pioneer Focused Equity Fund, Pioneer Florida Tax Free Income Fund, Pioneer Government Income Fund, Pioneer International Core Equity Fund, Pioneer Treasury Reserves Fund; Class 1, 2, 3 shares prospectus for Pioneer Institutional Money Market Fund and multi-class statement of additional information for each series in the Trust, that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 1 to the Trust's registration statement on Form N-1A filed electronically with the Commission on November 23, 2005 (Accession No. 0001331854-05-000017).

     If  you  have  any   questions  or  comments   concerning   the   foregoing
certification, please contact me at (617) 422-4942.

                                                 Very truly yours,


                                                 /s/ Gary Ashjian
                                                 Gary Ashjian


cc:  Christopher J. Kelley, Esq.
     David C. Phelan, Esq.







Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."